UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file numbers: 811-02739

Name of Fund:  BlackRock Basic Value Fund, Inc.

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Basic Value Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 441-7762

Date of fiscal year end: 06/30/2015

Date of reporting period: 03/31/2015

Item 1 – Schedule of Investments

Schedule of Investments March 31, 2015 (Unaudited)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 2.3%
Honeywell International, Inc.	123,835	$12,917,229
Northrop Grumman Corp.	116,163	18,697,596
Raytheon Co.	504,724	55,141,097
Spirit AeroSystems Holdings, Inc., Class A (a)	236,090	12,326,259

		99,082,181
Airlines — 0.3%
American Airlines Group, Inc.	232,820	12,288,240
Auto Components — 1.3%
Lear Corp.	488,415	54,126,150
Automobiles — 1.6%
General Motors Co.	1,584,089	59,403,337
Thor Industries, Inc.	101,683	6,427,382

		65,830,719
Banks — 12.6%
Citigroup, Inc.	3,561,771	183,502,442
JPMorgan Chase & Co.	3,147,444	190,672,158
KeyCorp	1,753,170	24,824,887
Regions Financial Corp.	3,293,884	31,127,204
Wells Fargo & Co.	1,917,724	104,324,186

		534,450,877
Capital Markets — 1.1%
KKR and Co. LP (a)	373,462	8,518,668
Morgan Stanley	977,620	34,891,258
State Street Corp.	34,192	2,514,138

		45,924,064
Chemicals — 2.2%
Akzo Nobel NV — ADR	2,021,430	50,869,286
Celanese Corp., Series A	160,500	8,965,530
LyondellBasell Industries NV, Class A	363,420	31,908,276

		91,743,092
Communications Equipment — 7.8%
Cisco Systems, Inc.	6,305,840	173,568,246
QUALCOMM, Inc.	1,470,710	101,979,031
Telefonaktiebolaget LM Ericsson — ADR	4,603,430	57,773,047

		333,320,324
Construction & Engineering — 0.7%
AECOM (a)	417,040	12,853,173
Jacobs Engineering Group, Inc. (a)	367,940	16,616,170

		29,469,343
Consumer Finance — 5.3%
Capital One Financial Corp.	1,283,748	101,185,017
Discover Financial Services	1,793,025	101,036,959
SLM Corp. (a)	2,268,180	21,048,710

		223,270,686
Containers & Packaging — 0.1%
Crown Holdings, Inc. (a)	83,310	4,500,406

Common Stocks	Shares	Value
Diversified Financial Services — 2.1%
Intercontinental Exchange, Inc.	9,150	$2,134,421
The NASDAQ OMX Group, Inc.	1,671,127	85,127,209

		87,261,630
Diversified Telecommunication Services — 2.1%
Verizon Communications, Inc.	1,829,020	88,945,243
Electric Utilities — 0.6%
Edison International	120,530	7,529,509
Exelon Corp.	141,680	4,761,865
PPL Corp.	436,810	14,703,025

		26,994,399
Electronic Equipment, Instruments & Components — 0.2%
Avnet, Inc.	234,630	10,441,035
Energy Equipment & Services — 0.0%
Halliburton Co.	43,210	1,896,055
Food & Staples Retailing — 1.8%
CVS Health Corp.	128,660	13,278,999
The Kroger Co.	845,965	64,851,677

		78,130,676
Food Products — 0.5%
Kellogg Co.	25,510	1,682,385
Mondelez International, Inc., Class A	11,960	431,636
Tyson Foods, Inc., Class A	470,720	18,028,576

		20,142,597
Gas Utilities — 0.3%
UGI Corp.	444,274	14,478,890
Health Care Equipment & Supplies — 6.3%
Baxter International, Inc.	1,132,080	77,547,480
Hologic, Inc. (a)	1,156,930	38,207,613
Medtronic PLC	1,604,866	125,163,499
Zimmer Holdings, Inc.	230,776	27,120,796

		268,039,388
Health Care Providers & Services — 4.4%
Cigna Corp.	79,450	10,284,008
Community Health Systems, Inc. (a)	929,440	48,591,123
Laboratory Corp. of America Holdings (a)	322,440	40,656,460
Quest Diagnostics, Inc.	1,122,600	86,271,810

		185,803,401
Hotels, Restaurants & Leisure — 0.0%
Wyndham Worldwide Corp.	18,890	1,708,978
Household Durables — 1.9%
Newell Rubbermaid, Inc.	1,800,762	70,355,771
Tupperware Brands Corp.	123,980	8,557,100

		78,912,871

Portfolio Abbreviations

ADR	American Depositary Receipts
REIT	Real Estate Investment Trust

BLACKROCK BASIC VALUE FUND, INC.	MARCH 31, 2015	1

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Independent Power and Renewable Electricity Producers — 1.7%
AES Corp.	4,787,950	$61,525,157
Dynegy, Inc. (a)	382,490	12,021,661

		73,546,818
Insurance — 6.1%
ACE Ltd.	124,973	13,933,240
CNO Financial Group, Inc.	221,970	3,822,323
Genworth Financial, Inc., Class A (a)	3,853,200	28,166,892
The Hartford Financial Services Group, Inc.	1,304,553	54,556,406
Lincoln National Corp.	1,117,411	64,206,436
MetLife, Inc.	311,686	15,755,727
Prudential Financial, Inc.	458,023	36,783,827
XL Group PLC	1,142,583	42,047,054

		259,271,905
IT Services — 0.9%
Total System Services, Inc.	291,890	11,135,603
The Western Union Co. (b)	433,289	9,016,744
Xerox Corp.	1,512,680	19,437,938

		39,590,285
Machinery — 0.0%
Stanley Black & Decker, Inc.	17,710	1,688,826
Media — 4.1%
Cablevision Systems Corp., Class A	1,163,530	21,292,599
Comcast Corp., Special Class A	492,930	27,636,120
The Interpublic Group of Cos., Inc.	683,280	15,114,154
Starz, Class A (a)	175,360	6,034,138
Time Warner Cable, Inc.	127,150	19,057,242
Viacom, Inc., Class B	1,242,291	84,848,475

		173,982,728
Multiline Retail — 1.1%
Macy’s, Inc.	737,260	47,855,547
Oil, Gas & Consumable Fuels — 11.8%
Apache Corp.	1,081,246	65,231,571
Gulfport Energy Corp. (a)	1,094,230	50,236,099
Marathon Oil Corp.	4,904,253	128,050,046
Marathon Petroleum Corp.	672,706	68,878,367
Suncor Energy, Inc.	2,267,290	66,318,233
Valero Energy Corp.	1,929,480	122,753,518

		501,467,834
Pharmaceuticals — 7.5%
Johnson & Johnson	240,840	24,228,504
Pfizer, Inc.	6,183,855	215,136,315
Teva Pharmaceutical Industries Ltd. — ADR	1,279,330	79,702,259

		319,067,078
Professional Services — 1.0%
ManpowerGroup, Inc.	54,500	4,695,175
Nielsen Holdings NV	866,290	38,610,545

		43,305,720
Real Estate Investment Trusts (REITs) — 1.7%
Brixmor Property Group, Inc.	327,260	8,688,753
Outfront Media, Inc.	1,525,764	45,650,859
Starwood Property Trust, Inc.	678,130	16,478,559

		70,818,171

Common Stocks	Shares	Value
Real Estate Management & Development — 0.1%
Jones Lang LaSalle, Inc.	32,450	$5,529,480
Semiconductors & Semiconductor Equipment — 0.8%
Teradyne, Inc.	1,882,610	35,487,199
Software — 2.6%
Microsoft Corp.	1,527,701	62,108,684
Oracle Corp.	882,967	38,100,026
Symantec Corp.	358,410	8,374,250

		108,582,960
Specialty Retail — 2.6%
The Gap, Inc.	830,080	35,967,366
GNC Holdings, Inc., Class A	1,524,770	74,820,464

		110,787,830
Wireless Telecommunication Services — 1.4%
Telephone & Data Systems, Inc.	1,841,164	45,844,984
United States Cellular Corp. (a)	370,629	13,238,868

		59,083,852
Total Common Stocks — 98.9%		4,206,827,478

Preferred Stocks
Food Products — 0.3%
Tyson Foods, Inc., 4.75% (c)	230,678	11,183,269
Machinery — 0.1%
Stanley Black & Decker, Inc., 6.25% (c)	31,000	3,634,750
Total Preferred Stocks — 0.4%		14,818,019
Total Long-Term Investments (Cost — $3,202,674,236) — 99.3%		4,221,645,497

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.06% (d)(e)	39,731,829	39,731,829
	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.22% (d)(e)(f)	$167	167,388
Total Short-Term Securities (Cost — $39,899,217) — 0.9%		39,899,217
Total Investments (Cost — $3,242,573,453*) — 100.2%		4,261,544,714
Liabilities in Excess of Other Assets — (0.2)%		(8,862,261)

Net Assets — 100.0%		$4,252,682,453

2	BLACKROCK BASIC VALUE FUND, INC.	MARCH 31, 2015

Schedule of Investments (continued)

Notes to Schedule of Investments

*	As of March 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$3,279,012,234

Gross unrealized appreciation	$1,048,762,250
Gross unrealized depreciation	(66,229,770)

Net unrealized appreciation	$982,532,480

(a)	Non-income producing security.
(b)	Security, or a portion of security, is on loan.

(c)	Convertible security.

(d)	During the period ended March 31, 2015, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at June 30, 2014	Net Activity	Shares/ Beneficial Interest Held at March 31, 2015	Income	Realized Gain
BlackRock Liquidity Funds, TempFund, Institutional Class	20,862,659	18,869,170	39,731,829	$9,472	$1,439
BlackRock Liquidity Series, LLC, Money Market Series	$107,213,645	$(107,046,257)	$167,388	$359,417	—

(e)	Represents the current yield as of report date.

(f)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, refer to Fund’s most recent financial statements as contained in its semi-annual report.

As of March 31, 2015, the following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$4,221,645,497	—	—	$4,221,645,497
Short-Term Securities	39,731,829	$167,388	—	39,899,217

Total	$4,261,377,326	$167,388	—	$4,261,544,714

[1]	See above Schedule of Investments for values in each industry.

BLACKROCK BASIC VALUE FUND, INC.	MARCH 31, 2015	3

Schedule of Investments (concluded)

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of March 31, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$291,903	—	—	$291,903
Liabilities:
Collateral on securities loaned at value	—	$(167,388)	—	(167,388)
Total	$291,903	$(167,388)	—	$124,515

During the period ended March 31, 2015, there were no transfers between levels.

4	BLACKROCK BASIC VALUE FUND, INC.	MARCH 31, 2015

Item 2 – Controls and Procedures

2(a) –	The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Basic Value Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Basic Value Fund, Inc.

Date: May 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Basic Value Fund, Inc.

Date: May 22, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Basic Value Fund, Inc.

Date: May 22, 2015